SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
 SUBSEQUENT EVENTS
Portland Natural Gas Transmission System
On January 1, 2016, TCPL completed the sale of a 49.9 per cent interest in PNGTS to TC PipeLines, LP for an aggregate purchase price of US$223 million.
Keystone XL legal proceeding
On January 6, 2016, TCPL filed a Notice of Intent to initiate a claim under Chapter 11 of North American Free Trade Agreement (NAFTA) in response to the denial of the U.S. Presidential permit for the Keystone XL Pipeline. Through the NAFTA claim, the Company is seeking to recover more than US$15 billion in costs and damages that it estimates it has suffered as a result of the U.S. Administration’s breach of its NAFTA obligations. This litigation is in a preliminary stage and the likelihood of success and resulting impact on the Company’s financial position or results of operations is unknown at this time.
U.S. Senior Notes Issue
On January 27, 2016, TCPL completed an offering of US$850 million, 4.875 per cent Senior Notes due January 15, 2026 and
US$400 million, 3.125 per cent Senior Notes due January 15, 2019.
Ironwood
On February 1, 2016, TCPL acquired the Ironwood natural gas fired, combined cycle power plant in Lebanon, Pennsylvania, with a capacity of 778 MW, for US$657 million, before post-closing adjustments.